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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [X]; Amendment Number: 1

         This Amendment (Check only one.):       [X] is a restatement. (1)
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Fred Berger
Title:            Chief Administrative Officer
                  Phone: 212-692-2000

Signature, Place, and Date of Signing:

  /s/ Fred Berger                           New York, New York                   September 14, 2007
---------------------------            ---------------------------    ----------------------------------------
        [Signature]                          [City, State]                            [Date]

(1)  This amendment restates the entry for Access Integrated Technlgs I.


                                                            Angelo, Gordon & Co., L.P.
                                                            Form 13F Information Table
                                                            Quarter ended June 30, 2007


                                                                              INVESTMENT DISCRETION           VOTING AUTHORITY
                                          FAIR MARKET  SHARES OR
                                             VALUE     PRINCIPAL  SH/  PUT/        SHARED   SHARED  OTHER
                     TITILE OF    CUSIP       (IN        AMOUNT   PRN  CALL  SOLE  DEFINED  OTHER  MANAGERS  SOLE   SHARED  NONE
ISSUER                CLASS       NUMBER   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
TECHNLGS I              CLA      004329108  $5,098      630,087    SH        SOLE                           630,087
------------------------------------------------------------------------------------------------------------------------------------